STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
 252-972-9922

March 24, 2017

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
RE:	Cavalier Funds, each a series of the Starboard Investment Trust
(File Nos. 333-159484 and 811-22298)

Ladies and Gentlemen,
Enclosed herewith for filing on behalf of the Starboard Investment Trust, please find Post-Effective Amendment No. 251 to the Trust's Registration Statement under the Securities Act of 1933 and Post-Effective Amendment No. 255 to the Registration Statement under the Investment Company Act of 1940.
This amendment is being filed for the purpose of reformatting the prospectus and SAI of the Cavalier Fund family, which will no longer include the Cavalier Dividend Income Fund (to be renamed the Nebraska Index Fund in a separate prospectus and SAI) or the Cavalier Hedged Equity Fund (since renamed to the Alpha Risk Hedged Dividend Equity Fund in a separate prospectus and SAI).

Other significant changes include: 1) the non-fundamental investment strategies of certain Funds; 2) the particular expense limits of certain Funds; and 3) the removal of language referring to the Sub-Advisers as "interim," now that they have been approved by the Funds' shareholders.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3802.

Yours truly,

/s/ Matthew J. Beck
Matthew J. Beck

cc:	Betselot Zeleke Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549
Terrence O. Davis, Esq.
1180 West Peachtree Street, Suite 1800
Atlanta, GA  30309
404-817-8531